Cost and Expenses by Nature - Summary of Sales and Administrative Expenses (Parenthetical) (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shared-based payment	[1]	$ 523,143	$ 384,566	$ 303,789
IPO related services incurred		93,075	37,910
Expense recognized for IPO related services		69,806	28,432
Net proceeds to be capitalized from issuance of shares due to IPO		23,269	9,477
Options granted
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shared-based payment		$ 502,369	$ 244,352	$ 152,113

[1]	The share-based payments in 2024, 2023 and 2022 were comprised of Ps.502,369, Ps.244,352 and Ps.152,113, respectively, in respect of options granted under the 2004 Option Plan and the Equity Incentive Plan.